CONDENSED CONSOLIDATED STATEMENTS OF MEZZANINE EQUITY AND STOCKHOLDERS' DEFICIT - USD ($) $ in Thousands	Total	Redeemable convertible preferred stock	Common stock	Additional paid-in capital	Accumulated other comprehensive income	Accumulated deficit
Balance at beginning of period, Redeemable convertible preferred stock (in shares) at Dec. 31, 2018		291,739,421
Balance at beginning of period, Redeemable convertible preferred stock at Dec. 31, 2018		$ 539,678
Increase (decrease) in mezzanine equity
Issuance of Series F convertible preferred stock, net of issuance costs (in shares)		29,887,357
Issuance of Series F convertible preferred stock, net of issuance costs		$ 372,733
Balance at end of period, Redeemable convertible preferred stock (in shares) at Dec. 31, 2019	321,626,778	321,626,778
Balance at end of period, Redeemable convertible preferred stock at Dec. 31, 2019	$ 912,411	$ 912,411
Balance at beginning of period, Common stock (in shares) at Dec. 31, 2018			220,339,931
Balance at beginning of period at Dec. 31, 2018	(21,482)		$ 1	$ 68,615	$ 10	$ (90,108)
Increase (decrease) in stockholder's equity
Net income (loss)	(106,569)					(106,569)
Vesting of early-exercised stock options	1,205			1,205
Repurchase of common stock (in shares)			(10,010)
Change in other comprehensive income	179				179
Share-based compensation	$ 27,328			27,328
Balance at end of period, Common stock (in shares) at Dec. 31, 2019	224,802,545		224,802,545
Balance at end of period at Dec. 31, 2019	$ (97,048)		$ 1	99,439	189	(196,677)
Increase (decrease) in mezzanine equity
Issuance of Series F convertible preferred stock, net of issuance costs (in shares)		44,640,000
Issuance of Series F convertible preferred stock, net of issuance costs		$ 557,297
Balance at end of period, Redeemable convertible preferred stock (in shares) at Jun. 30, 2020		366,266,778
Balance at end of period, Redeemable convertible preferred stock at Jun. 30, 2020		$ 1,469,708
Increase (decrease) in stockholder's equity
Net income (loss)	5,082					5,082
Shares issued in connection with employee stock plans (in shares)			1,017,823
Shares issued in connection with employee stock plans	1,440			1,440
Vesting of early-exercised stock options	312			312
Repurchase of common stock (in shares)			(70,000)
Repurchase of common stock	(875)					(875)
Change in other comprehensive income	(174)				(174)
Share-based compensation	4,314			4,314
Balance at end of period, Common stock (in shares) at Jun. 30, 2020			225,750,368
Balance at end of period at Jun. 30, 2020	$ (86,949)		$ 1	105,505	15	(192,470)
Balance at beginning of period, Redeemable convertible preferred stock (in shares) at Dec. 31, 2019	321,626,778	321,626,778
Balance at beginning of period, Redeemable convertible preferred stock at Dec. 31, 2019	$ 912,411	$ 912,411
Balance at end of period, Redeemable convertible preferred stock (in shares) at Dec. 31, 2020	412,742,897	412,742,897
Balance at end of period, Redeemable convertible preferred stock at Dec. 31, 2020	$ 2,179,739	$ 2,179,739
Balance at beginning of period, Common stock (in shares) at Dec. 31, 2019	224,802,545		224,802,545
Balance at beginning of period at Dec. 31, 2019	$ (97,048)		$ 1	99,439	189	(196,677)
Increase (decrease) in stockholder's equity
Net income (loss)	7,449					7,449
Vesting of early-exercised stock options	527			527
Repurchase of common stock (in shares)			(81,196)
Repurchase of common stock	(875)					(875)
Change in other comprehensive income	284				284
Share-based compensation	$ 24,926			24,926
Balance at end of period, Common stock (in shares) at Dec. 31, 2020	229,031,546		229,031,546
Balance at end of period at Dec. 31, 2020	$ (55,322)		$ 1	134,307	473	(190,103)
Balance at beginning of period, Redeemable convertible preferred stock (in shares) at Mar. 31, 2020		321,626,778
Balance at beginning of period, Redeemable convertible preferred stock at Mar. 31, 2020		$ 912,411
Increase (decrease) in mezzanine equity
Issuance of Series F convertible preferred stock, net of issuance costs (in shares)		44,640,000
Issuance of Series F convertible preferred stock, net of issuance costs		$ 557,297
Balance at end of period, Redeemable convertible preferred stock (in shares) at Jun. 30, 2020		366,266,778
Balance at end of period, Redeemable convertible preferred stock at Jun. 30, 2020		$ 1,469,708
Balance at beginning of period, Common stock (in shares) at Mar. 31, 2020			225,567,600
Balance at beginning of period at Mar. 31, 2020	(146,791)		$ 1	103,205	57	(250,054)
Increase (decrease) in stockholder's equity
Net income (loss)	57,584					57,584
Shares issued in connection with employee stock plans (in shares)			182,768
Shares issued in connection with employee stock plans	515			515
Vesting of early-exercised stock options	154			154
Change in other comprehensive income	(42)				(42)
Share-based compensation	1,631			1,631
Balance at end of period, Common stock (in shares) at Jun. 30, 2020			225,750,368
Balance at end of period at Jun. 30, 2020	$ (86,949)		$ 1	105,505	15	(192,470)
Balance at beginning of period, Redeemable convertible preferred stock (in shares) at Dec. 31, 2020	412,742,897	412,742,897
Balance at beginning of period, Redeemable convertible preferred stock at Dec. 31, 2020	$ 2,179,739	$ 2,179,739
Balance at end of period, Redeemable convertible preferred stock (in shares) at Jun. 30, 2021	412,742,897	412,742,897
Balance at end of period, Redeemable convertible preferred stock at Jun. 30, 2021	$ 2,179,739	$ 2,179,739
Balance at beginning of period, Common stock (in shares) at Dec. 31, 2020	229,031,546		229,031,546
Balance at beginning of period at Dec. 31, 2020	$ (55,322)		$ 1	134,307	473	(190,103)
Increase (decrease) in stockholder's equity
Net income (loss)	(1,946,468)					(1,946,468)
Shares issued in connection with employee stock plans (in shares)			3,581,521
Shares issued in connection with employee stock plans	6,579			6,579
Vesting of early-exercised stock options	173			173
Repurchase of common stock (in shares)			(3,110)
Change in other comprehensive income	52				52
Share-based compensation	$ 10,222			10,222
Balance at end of period, Common stock (in shares) at Jun. 30, 2021	232,609,957		232,609,957
Balance at end of period at Jun. 30, 2021	$ (1,984,764)		$ 1	151,281	525	(2,136,571)
Balance at beginning of period, Redeemable convertible preferred stock (in shares) at Mar. 31, 2021		412,742,897
Balance at beginning of period, Redeemable convertible preferred stock at Mar. 31, 2021		$ 2,179,739
Balance at end of period, Redeemable convertible preferred stock (in shares) at Jun. 30, 2021	412,742,897	412,742,897
Balance at end of period, Redeemable convertible preferred stock at Jun. 30, 2021	$ 2,179,739	$ 2,179,739
Balance at beginning of period, Common stock (in shares) at Mar. 31, 2021			232,257,374
Balance at beginning of period at Mar. 31, 2021	(1,485,186)		$ 1	149,217	502	(1,634,906)
Increase (decrease) in stockholder's equity
Net income (loss)	(501,665)					(501,665)
Shares issued in connection with employee stock plans (in shares)			355,693
Shares issued in connection with employee stock plans	782			782
Vesting of early-exercised stock options	113			113
Repurchase of common stock (in shares)			(3,110)
Change in other comprehensive income	23				23
Share-based compensation	$ 1,169			1,169
Balance at end of period, Common stock (in shares) at Jun. 30, 2021	232,609,957		232,609,957
Balance at end of period at Jun. 30, 2021	$ (1,984,764)		$ 1	$ 151,281	$ 525	$ (2,136,571)